AUER GROWTH FUND

Supplement to the Statement of Additional Information dated December 21, 2007

Trustees and Officers of the Fund:

The following information supplements the information found under the heading “Trustees and Officers”, beginning on page 11 of the Statement of Additional Information:

Effective February 22, 2008, the Board of Trustees of the Trust appointed William Murphy as the Interim Treasurer and Chief Financial Officer of the Trust to fill the vacancy created by the resignation of the prior Treasurer. Mr. Murphy (Age 45) has been the Manager of Fund Administration for Unified Fund Services, Inc., the Trust’s administrator, since October 2007. He was Supervisor, Separate Accounts Administration, for American United Life Insurance Company from 2000 to October 2007. Mr. Murphy receives no compensation from any of the Funds.

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Fund’s prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (888) 711-AUER (2837).

Supplement dated May 6, 2008

BELL WORLDWIDE TRENDS FUND

Supplement to the Statement of Additional Information dated December 17, 2007

Trustees and Officers of the Fund:

The following information supplements the information found under the heading “Trustees and Officers”, beginning on page 11 of the Statement of Additional Information:

Effective February 22, 2008, the Board of Trustees of the Trust appointed William Murphy as the Interim Treasurer and Chief Financial Officer of the Trust to fill the vacancy created by the resignation of the prior Treasurer. Mr. Murphy (Age 45) has been the Manager of Fund Administration for Unified Fund Services, Inc., the Trust’s administrator, since October 2007. He was Supervisor, Separate Accounts Administration, for American United Life Insurance Company from 2000 to October 2007. Mr. Murphy receives no compensation from any of the Funds.

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Fund’s prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (888) 592-2355.

Supplement dated May 6, 2008

FCI EQUITY FUND

FCI BOND FUND

Supplement to the Statement of Additional Information dated January 29, 2008

Trustees and Officers of the Funds:

The following information supplements the information found under the heading “Trustees and Officers”, beginning on page 15 of the Statement of Additional Information:

Effective February 22, 2008, the Board of Trustees of the Trust appointed William Murphy as the Interim Treasurer and Chief Financial Officer of the Trust to fill the vacancy created by the resignation of the prior Treasurer. Mr. Murphy (Age 45) has been the Manager of Fund Administration for Unified Fund Services, Inc., the Trust’s administrator, since October 2007. He was Supervisor, Separate Accounts Administration, for American United Life Insurance Company from 2000 to October 2007. Mr. Murphy receives no compensation from any of the Funds.

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Funds’ prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (877) 627-8504.

Supplement dated May 6, 2008

NS SMALL CAP GROWTH FUND

Supplement to the Statement of Additional Information dated December 31, 2007

Trustees and Officers of the Fund:

The following information supplements the information found under the heading “Trustees and Officers”, beginning on page 9 of the Statement of Additional Information:

Effective February 22, 2008, the Board of Trustees of the Trust appointed William Murphy as the Interim Treasurer and Chief Financial Officer of the Trust to fill the vacancy created by the resignation of the prior Treasurer. Mr. Murphy (Age 45) has been the Manager of Fund Administration for Unified Fund Services, Inc., the Trust’s administrator, since October 2007. He was Supervisor, Separate Accounts Administration, for American United Life Insurance Company from 2000 to October 2007. Mr. Murphy receives no compensation from any of the Funds.

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Fund’s prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (800) 470-1019.

Supplement dated May 6, 2008

3 TO 1 DIVERSIFIED EQUITY FUND

3 TO 1 STRATEGIC INCOME FUND

Supplement to the Statement of Additional Information dated December 21, 2007

Trustees and Officers of the Funds:

The following information supplements the information found under the heading “Trustees and Officers”, beginning on page 34 of the Statement of Additional Information:

Effective February 22, 2008, the Board of Trustees of the Trust appointed William Murphy as the Interim Treasurer and Chief Financial Officer of the Trust to fill the vacancy created by the resignation of the prior Treasurer. Mr. Murphy (Age 45) has been the Manager of Fund Administration for Unified Fund Services, Inc., the Trust’s administrator, since October 2007. He was Supervisor, Separate Accounts Administration, for American United Life Insurance Company from 2000 to October 2007. Mr. Murphy receives no compensation from any of the Funds.

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Funds’ prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (866) 616-4848.

Supplement dated May 6, 2008

STONERIDGE SMALL CAP GROWTH FUND

Supplement to the Statement of Additional Information dated December 31, 2007

Trustees and Officers of the Fund:

The following information supplements the information found under the heading “Trustees and Officers”, beginning on page 12 of the Statement of Additional Information:

Effective February 22, 2008, the Board of Trustees of the Trust appointed William Murphy as the Interim Treasurer and Chief Financial Officer of the Trust to fill the vacancy created by the resignation of the prior Treasurer. Mr. Murphy (Age 45) has been the Manager of Fund Administration for Unified Fund Services, Inc., the Trust’s administrator, since October 2007. He was Supervisor, Separate Accounts Administration, for American United Life Insurance Company from 2000 to October 2007. Mr. Murphy receives no compensation from any of the Funds.

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Fund’s prospectus. These documents provide information that you should know before investing, and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (800) 441-6978.

Supplement dated May 6, 2008